Document and Entity Information	Oct. 02, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001901799
Document Type	8-K
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	Bitcoin Depot Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41305
Entity Tax Identification Number	87-3219029
Entity Address, Address Line One	3343 Peachtree Road NE
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(678)
Local Phone Number	435-9604
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BTM
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	BTMWW
Security Exchange Name	NASDAQ